Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors Leuthold Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Leuthold Funds, Inc., comprising Leuthold Core Investment Fund, Leuthold Global Fund, Leuthold Select Industries Fund, Grizzly Short Fund and Leuthold Core ETF (collectively, the “Funds”), including the schedules of investments and securities sold short (as applicable), as of September 30, 2020, and the related statements of operations, changes in net assets and the financial highlights for each of periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds at September 30, 2020, the results of their operations, changes in net assets and the financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

The Funds comprising Leuthold Funds, Inc.	Statement of operations	Statements of changes in net assets	Financial highlights
Leuthold Core Investment Fund Leuthold Global Fund Leuthold Select Industries Fund Grizzly Short Fund	For the year ended September 30, 2020	For each of the two years in the period ended September 30, 2020	For each of the five years in the period ended September 30, 2020
Leuthold Core ETF	For the period from January 6, 2020 (commencement of operations) to September 30, 2020

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on each of the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits include performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2020, by correspondence with the custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Funds’ auditor since 2002.

Minneapolis, Minnesota
November 24, 2020